Note 4 - Loans - Expected Credit Loss Sensitivity (Details) - Loans [member] - CAD ($) $ in Thousands	Apr. 30, 2022	Oct. 31, 2021	Apr. 30, 2021
Statement Line Items [Line Items]
Allowance for expected credit losses	$ 1,533	$ 1,453	$ 1,636
Upside, 100% [member]
Statement Line Items [Line Items]
Allowance for expected credit losses	925
Variance from reported ECL	$ (608)
Variance from reported ECL (%)	(40.00%)
Baseline, 100% [member]
Statement Line Items [Line Items]
Allowance for expected credit losses	$ 1,149
Variance from reported ECL	$ (384)
Variance from reported ECL (%)	(25.00%)
Downside, 100% [member]
Statement Line Items [Line Items]
Allowance for expected credit losses	$ 1,549
Variance from reported ECL	$ 16
Variance from reported ECL (%)	1.00%